Vessels, Net and Vessels Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property Plant And Equipment [Table Text Block]

	2013	2012
Cost:
Beginning balance	124,756	476,011
- Impairment charges	(11,491)	(145,964)
- Disposals	(12,043)	(149,930)
- Transfers to held for sale	(101,222)	(55,361)
Ending balance	-	124,756

Accumulated depreciation:
Beginning balance	(56,245)	(94,882)
- Additions	(980)	(15,593)
- Disposals	8,188	38,333
- Transfers to held for sale	49,037	15,897
Ending balance	-	(56,245)

Net book value	-	68,511

Long Lived Assets Held For Sale [Table Text Block]

	2013	2012
Cost:
Beginning balance	55,647	-
- Transfers from vessels	101,222	55,361
- Transfers from deferred charges	956	286
- Remeasurement	8,000	-
- Disposals	(56,647)	-
Ending balance	109,178	55,647

Accumulated depreciation:
Beginning balance	(15,897)	-
- Additions	(49,037)	(15,897)
- Disposals	15,897	-
Ending balance	(49,037)	(15,897)

Net book value	60,141	39,750